EXHIBIT 99.1

SCF Equipment Leasing 2021-1 LLC

SCF Equipment Leasing Canada 2021-1 Limited Partnership

Equipment Contract Backed Notes, Series 2021-1

Contract Agreed-Upon Procedures

Report To:

Stonebriar Commercial Finance LLC

SCF Equipment Leasing 2021-1 LLC

Stonebriar Commercial Finance Canada Inc.

SCF Equipment Leasing Canada 2021-1 Limited Partnership

2 February 2021

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Stonebriar Commercial Finance LLC

SCF Equipment Leasing 2021-1 LLC

5601 Granite Parkway, Suite 1350

Plano, Texas 75024

Stonebriar Commercial Finance Canada Inc.

SCF Equipment Leasing Canada 2021-1 Limited Partnership

2200 HSBC Building

885 West Georgia Street

Vancouver, BC V6C 3E8

Re:	SCF Equipment Leasing 2021-1 LLC

SCF Equipment Leasing Canada 2021-1 Limited Partnership

Equipment Contract Backed Notes, Series 2021-1 (the “Notes”)

Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Stonebriar Commercial Finance LLC (the “Servicer” or “U.S. Originator”), SCF Equipment Leasing 2021-1 LLC (the “U.S. Issuer”), Stonebriar Commercial Finance Canada Inc. (the “Canadian Originator,” together with the U.S. Originator, the “Originators”), SCF Equipment Leasing Canada 2021-1 Limited Partnership (the “Canadian Issuer,” together with the U.S. Issuer, the “Issuers”), Credit Suisse Securities (USA) LLC (“Credit Suisse”) and BofA Securities, Inc. (“BofA Securities,” together with the Originators, Issuers and Credit Suisse, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information relating to a pool of equipment lease contracts and equipment loan contracts (collectively, the “Contracts”) relating to the Issuers’ securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuers, provided us with:

a.	Electronic data files:
i.

Labeled “SCFET 21-1 Data Tape Final (1-8-21).xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Data File”), that the Servicer, on behalf of the Issuers, indicated contains information relating to certain equipment lease contracts and equipment loan contracts (the “Initial Contracts”) as of 31 December 2020 or the date in January 2021 on which the Servicer or Canadian Originator, as the case may be, acquired or funded the relevant equipment lease contract or equipment loan contract, as applicable, (collectively, the “Initial Cut-Off Date”) and

ii.

Labeled “SCFET 21-1 Data Tape 2.xlsx” and the corresponding record layout and decode information, as applicable (the “Subsequent Data File,” together with the Initial Data File, the “Provided Data Files”), that the Servicer, on behalf of the Issuers, indicated contains information relating to certain equipment lease contracts and equipment loan contracts (the “Subsequent Contracts”) as of the applicable Initial Cut-Off Date,

b.	Imaged copies of:
i.

The loan and security agreement, promissory note, lease agreement, master lease agreement, specification of assigned lease receivables, contribution agreement, security agreement, charter agreement, certificate of acceptance, transfer and assumption agreement, payment schedule, lease schedule, equipment schedule, amendment(s), addendum(s) or other related documents (as applicable and collectively, the “Contract Agreement”) and

ii.	Certain printed screen shots from the Servicer’s servicing system (the “System Screen Shots,” together with the Contract Agreement, the “Source Documents”)

that the Servicer, on behalf of the Issuers, indicated relate to the Contracts,

c.	The list of relevant characteristics on the Data File (as defined in Attachment A) (the “Compared Characteristics”), which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuers are responsible for the Provided Data Files, Source Documents, Compared Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by the Servicer, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Initial Contracts, Subsequent Contracts and Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

2

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Contracts,
iii.	Whether the originator(s) of the Contracts complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Contracts that would be material to the likelihood that the issuers of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 February 2021

3

Attachment A

Procedures performed and our associated findings

1.

For each equipment lease contract and equipment loan contract on the Initial Data File and Subsequent Data File, we compared the identification numbers (the “Lease Numbers”), as shown on the Initial Data File, to the Lease Numbers, as shown on the Subsequent Data File, and noted that each Lease Number is unique.

2.

As instructed by the Servicer, on behalf of the Issuers, we combined the information on the Provided Data Files. The Provided Data Files, as combined, are hereinafter referred to as the “Preliminary Data File.”

3.

As instructed by the Servicer, on behalf of the Issuers, we removed the Initial Contracts with Lease Numbers of “504-0001129-002,” “504-0001214-001,” “504-0001123-001,” “504-0001228-002,” “504-0001122-001,” “504-0001096-001,” “504-0001134-001,” “504-0001135-001,” “504-0001100-001,” “501-0001181-002” and “501-0001242-001” from the Preliminary Data File. The Preliminary Data File, as adjusted, is hereinafter referred to as the “Data File.” The Servicer, on behalf of the Issuers, indicated that the equipment lease contracts and equipment loan contracts on the Data File are the Contracts.

For the purpose of the procedures described in this report, the Contracts on the Data File are referred to as Contract Numbers 1 through 146.

4.

For each Contract on the Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuers, to use for each Compared Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Compared Characteristic	Data File Field Name	Source Document(s)	Note(s)

Lease Number	Identification Number	Contract Agreement or System Screen Shots	i.

Customer name	Customer Name	Contract Agreement	ii., iii.

Contract type	Contract Type	Contract Agreement	iv.

Commencement date	Commencement Date	Contract Agreement or System Screen Shots	ii., v., vi.

Contract term	CONTRACT_TERM	Contract Agreement or System Screen Shots	ii., vi., vii.

Termination date	Term. Date	(a) Contract Agreement or System Screen Shots or (b) Contract Agreement and/or System Screen Shots and recalculation	ii., vi., viii.

Billing cycle	Billing Cycle	Contract Agreement or System Screen Shots	ii., vi., ix.

Equipment cost	Equipment Cost	(a) Contract Agreement or System Screen Shots or (b) System Screen Shots and recalculation	ii., vi., x.

Contract payment amount	CONTRACT_PYMT	(a) Contract Agreement or System Screen Shots or (b) Contract Agreement and recalculation	ii., vi., xi., xii., xiii., xiv.

State	State	Contract Agreement or System Screen Shots	vi., xv.

Balloon amount	Balloon	(a) Contract Agreement or System Screen Shots and recalculation or (b) Contract Agreement and recalculation	ii., vi., xvi.

Interest rate	Yield	(a) Contract Agreement or System Screen Shots or (b) System Screen Shots and recalculation	ii., vi., xvii.

Paid to date	Invoice Due Date	System Screen Shots	xviii.

Last payment date	LAST_PYMT_DATE	System Screen Shots	xviii., xix.

Residual	Residual	System Screen Shots	xx.

Exhibit 1 to Attachment A

Compared Characteristic	Data File Field Name	Source Document(s)	Note(s)

Payments remaining	Payments Remaining to be Received	(a) System Screen Shots or (b) Contract Agreement and/or System Screen Shots and recalculation	ii., vi., xxi.

Remaining receivable balance	Remaining Receivable	(a) System Screen Shots or (b) Contract Agreement and recalculation	ii., vi., xviii., xxii.

Industry (SIC description)	SIC_DESC	System Screen Shots	iii.

SIC code	SIC_CODE	System Screen Shots	xxiii.

Country	Country	Contract Agreement or System Screen Shots	ii., vi.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Compared Characteristic for each Contract, the applicable Source Document(s) may contain conflicting information relating to such indicated Compared Characteristic. The Servicer, on behalf of the Issuers, instructed us to note agreement if the information on the Data File agreed to any of the information in the corresponding Source Document(s). We performed no procedures to reconcile any conflicting information that exists in the Source Document(s) for the indicated Compared Characteristic.

iii.

For the purpose of comparing the indicated Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences that are due to abbreviations, truncations or punctuation (and in accordance with any other applicable notes).

Exhibit 1 to Attachment A

Notes: (continued)

iv.

For each Contract with a contract type of “RA,” as shown on the Data File (each, a “Revolving Account Contract”), the Servicer, on behalf of the Issuers, instructed us not to compare the contract type Compared Characteristic.

For the purpose of comparing the contract type Compared Characteristic for each remaining Contract (each, a “Non-Revolving Account Contract”) (except for the Non-Revolving Account Contracts with a customer name beginning with “PMC,” as shown on the Data File (each, a “PMC Contract”)), the Servicer, on behalf of the Issuers, instructed us to note agreement if the contract type, as shown on the Data File, agreed with the corresponding contract type, as shown in the Contract Agreement, in accordance with the decode table shown below, as applicable:

Data File Value	Source Document Value

CS	Loan

LP	Lease

TL	Lease

XX	Lease

For each PMC Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the contract type Compared Characteristic.

v.

For the purpose of comparing the commencement date Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to use the Contract Agreement or System Screen Shots as the Source Document (as applicable and subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

For the purpose of comparing the commencement date Compared Characteristic for each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to use the 1st interest date or commencement, as shown in the System Screen Shots (subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

For the purpose of comparing the commencement date Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences of +/- 2 days or less.

vi.

For the purpose of comparing the indicated Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, provided one or more of the indicated Source Documents. The Servicer, on behalf of the Issuers, instructed us to note agreement if the information on the Data File agreed to the corresponding information in at least one such Source Document (and in accordance with any other applicable notes). We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Compared Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

vii.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the contract term Compared Characteristic.

viii.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the termination date Compared Characteristic.

For the purpose of comparing the termination date Compared Characteristic for each Non-Revolving Account Contract (except for the Non-Revolving Account Contracts indicated in the succeeding paragraph(s) of this note), the Servicer, on behalf of the Issuers, instructed us to note agreement if the month and year of the termination date, as shown on the Data File, agrees with the month and year of the termination date, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

For the purpose of comparing the termination date Compared Characteristic for each Non-Revolving Account Contract that does not have the termination date specifically stated in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), the Servicer, on behalf of the Issuers, instructed us to recalculate the termination date by adding:

a.	The number of months represented by the contract term, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), to
b.	The commencement date, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

ix.

For the purpose of comparing the billing cycle Compared Characteristic for each Contract for which the billing cycle, as shown in the Contract Agreement or System Screen Shots, does not agree with the billing cycle, as shown on the Data File (as applicable and in accordance with any other applicable notes), the Servicer, on behalf of the Issuers, instructed us to note agreement with a billing cycle of “Monthly,” as shown on the Data File, if:

a.	There is more than one billing cycle, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), and
b.	The contract payment amount value is “Various,” as shown on the Data File.

Exhibit 1 to Attachment A

Notes: (continued)

x.

For the purpose of comparing the equipment cost Compared Characteristic for each Contract for which the equipment cost, as shown in the System Screen Shots or Contract Agreement (as applicable and in accordance with any other applicable notes), does not agree with the equipment cost, as shown on the Data File, the Servicer, on behalf of the Issuers, instructed us to:

a.	Recalculate the equipment cost by subtracting the:
(1)	Total blended from
(2)	Gross asset cost,

both as shown in the System Screen Shots, and

b.	Ignore differences of +/- 0.01% or less (calculated as a percentage of the equipment cost, as shown on the Data File).

xi.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the contract payment amount Compared Characteristic.

For the purpose of comparing the contract payment amount Compared Characteristic for each Non-Revolving Account Contract that does not have the contract payment amount specifically stated in the Contract Agreement or System Screen Shots (as applicable and subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes) (each, a “Recalculated Contract Payment Contract”), the Servicer, on behalf of the Issuers, instructed us to recalculate the contract payment amount by multiplying the:

a.	Lessor’s cost by
b.	Rental factor,

both as shown in the Contract Agreement.

For the purpose of comparing the contract payment amount Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00.

xii.

For the purpose of comparing the contract payment amount Compared Characteristic for each Non-Revolving Account Contract with one billing cycle, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes) (except for the Recalculated Contract Payment Contracts) (each, a “Static Payment Contract”), the Servicer, on behalf of the Issuers, instructed us to deduct any sales tax from the corresponding contract payment amount, both as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

Exhibit 1 to Attachment A

Notes: (continued)

xiii.

For the purpose of comparing the contract payment amount Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to note agreement with a contract payment amount of “Various,” as shown on the Data File, if there was:

a.	More than one billing cycle, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), or
b.	More than one contract payment amount, as shown in the Contract Agreement,

(except for the Recalculated Contract Payment Contracts and Static Payment Contracts) (each, a “Varying Payment Contract”).

xiv.

For the purpose of comparing the contract payment amount Compared Characteristic for each Non-Revolving Account Contract (except for the Recalculated Contract Payment Contracts, Static Payment Contracts and Varying Payment Contracts), the Servicer, on behalf of the Issuers, instructed us to recalculate the contract payment amount using the:

a.	Loan amount,
b.	Interest rate and
c.	Amortization term,

all as shown in the Contract Agreement.

xv.

For each Contract with a country other than “USA” or “Canada,” as shown in the System Screen Shots or Contract Agreement (as applicable and in accordance with any other applicable notes), the Servicer, on behalf of the Issuers, instructed us not to compare the state Compared Characteristic.

xvi.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the balloon amount Compared Characteristic.

For each Non-Revolving Account Contract with a residual value greater than 0.00 or other than <blank>, as shown on the Data File, the Servicer, on behalf of the Issuers, instructed us not to compare the balloon amount Compared Characteristic.

For the purpose of comparing the balloon amount Compared Characteristic for each Non-Revolving Account Contract with a balloon amount value other than <blank> or “0.00,” as shown on the Data File (each, a “Balloon Contract”), the Servicer, on behalf of the Issuers, instructed us to use the Contract Agreement or System Screen Shots as the Source Document (as applicable and subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

Exhibit 1 to Attachment A

Notes: (continued)

xvi. (continued)

For each Balloon Contract that has a balloon amount due in the same month and year as the month and year of the final interest payment and final principal payment, all as shown in the Contract Agreement (each, a “Recalculated Balloon Contract”), the Servicer, on behalf of the Issuers, instructed us to recalculate the balloon amount as the sum of the:

a.	Principal payment amount,
b.	Interest payment amount and
c.	Balloon amount,

all as shown in the Contract Agreement (subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

For each Balloon Contract (except for the Recalculated Balloon Contracts and Contract Number 21) that does not have a balloon amount specifically stated in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), the Servicer, on behalf of the Issuers, instructed us to recalculate the balloon amount by multiplying the:

a.	Equipment cost by
b.	Purchase percentage,

both as shown in the Contract Agreement (subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

For the purpose of comparing the balloon amount Compared Characteristic for Contract Number 21, the Servicer, on behalf of the Issuers, instructed us to recalculate the balloon amount as the sum of the:

a.	Final payment amount and
b.	Total purchase option price,

both as shown in the Contract Agreement (subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

For the purpose of this procedure, the Servicer, on behalf of the Issuers, instructed us to:

a.

Deduct any overage charges from the corresponding balloon amount, both as shown in the Contract Agreement or System Screen Shots (as applicable and subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes), and

b.	Ignore differences of +/- 5% or less (calculated as a percentage of the balloon amount, as shown on the Data File).

For each Contract that is not a Revolving Account Contract or Balloon Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the balloon amount Compared Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

xvii.

For the purpose of comparing the interest rate Compared Characteristic for each Contract for which the interest rate, as shown in the System Screen Shots or Contract Agreement (as applicable and subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes), does not agree with the interest rate, as shown on the Data File, the Servicer, on behalf of the Issuers, instructed us to recalculate the interest rate as the sum of the:

a.	Interest rate and
b.	Blended yield,

both as shown in the System Screen Shots.

For the purpose of comparing the interest rate Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences of +/- 0.01.

xviii.

The Servicer, on behalf of the Issuers, indicated that certain of the System Screen Shots contained account activity which occurred after the applicable Initial Cut-Off Date. For the purpose of comparing the indicated Compared Characteristic for each Contract, as applicable, the Servicer, on behalf of the Issuers, instructed us to only consider account activity shown in the System Screen Shots which occurred on or prior to the applicable Initial Cut-Off Date.

xix.	For each Contract with a corresponding:
a.	Last payment date of “First Pymt Default,” as shown in the System Screen Shots, or
b.	Commencement date, as shown on the Data File, that is later than the applicable Initial Cut-Off Date,

the Servicer, on behalf of the Issuers, instructed us not to compare the last payment date Compared Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

xx.	For each Revolving Account Contract and Balloon Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the residual Compared Characteristic.

For the purpose of comparing the residual Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to note agreement with a residual equal to “0.00,” as shown on the Data File, if the corresponding residual is <blank>, as shown in the System Screen Shots, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the residual Compared Characteristic for each Non-Revolving Account Contract (except for the Contracts with Lease Numbers beginning with the digits “502” or “506,” as shown on the Data File (each, a “Rail Account Contract”)), the Servicer, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00.

For the purpose of comparing the residual Compared Characteristic for each Rail Account Contract, the Servicer, on behalf of the Issuers, instructed us to:

a.	Use the depreciation adjusted basis, as shown in the System Screen Shots, and
b.	Ignore percentage differences of +/-0.5% or less (calculated as a percentage of the residual, as shown on the Data File).

xxi.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the payments remaining Compared Characteristic.

For the purpose of comparing the payments remaining Compared Characteristic for each Non-Revolving Account Contract for which the payments remaining, as shown in the System Screen Shots (and in accordance with any other applicable notes), does not agree with the payments remaining, as shown on the Data File (except for Contract Numbers 115, 116 and 127), the Servicer, on behalf of the Issuers, instructed us to recalculate the payments remaining as the difference between the:

a.	Contract term, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), and
b.	Payments made, as shown in the System Screen Shots, as applicable.

Exhibit 1 to Attachment A

Notes: (continued)

xxi. (continued)

For the purpose of comparing the payments remaining Compared Characteristic for Contract Numbers 115 and 116, the Servicer, on behalf of the Issuers, instructed us to recalculate the payments remaining as the difference between the:

a.	Difference, if any, between the:
(1)	Total number of scheduled payments, as shown in the Contract, and
(2)	Number of any duplicate payments that are due on the final payment date, as applicable, both as shown in the Contract, and
b.

Number of scheduled payments, as shown in the Contract, from and including the commencement date, as shown in the Contract or System Screen Shots (as applicable and in accordance with any other applicable notes), to and including the applicable Initial Cut-Off Date.

For the purpose of comparing the payments remaining Compared Characteristic for Contract Number 127, the Servicer, on behalf of the Issuers, instructed us to recalculate the payments remaining as the difference between the:

a.	Difference in months between the renewal commencement date and paid to date and
b.	Renewal term, as applicable,

all as shown in the System Screen Shots.

xxii.

For the purpose of comparing the remaining receivable balance Compared Characteristic for each Contract for which the remaining receivable balance, as shown in the System Screen Shots (as applicable and in accordance with any other applicable notes), does not agree with the remaining receivable balance, as shown on the Data File, the Servicer, on behalf of the Issuers, instructed us to recalculate the remaining receivable balance as the sum of the remaining scheduled payments, as shown in the Contract Agreement.

xxiii.

For the purpose of comparing the SIC code Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to ignore any leading zeroes in the SIC code, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuers, that are described in the notes above.

Exhibit 2 to Attachment A

Compared Characteristic Differences

Contract Number	Compared Characteristic	Data File Value	Source Document Value

8	Billing cycle	Monthly	<Unable to determine>

22	Billing cycle	Monthly	<Unable to determine>

29	Billing cycle	Monthly	<Unable to determine>

30	Billing cycle	Monthly	<Unable to determine>

117	State	<Blank>	<Unable to determine>

127	Remaining receivable balance	$420,000.00	<Unable to determine>

1